Equity Incentive Plans - Summary of Unvested Restricted Stock Units Roll Forward (Detail) - Two Thousand And Seventeen Equity Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, forfeited	(6,708,760)	(5,584,769)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance	0
Number of shares, granted	44,635,346
Number of shares, vested	(917,959)
Number of shares, forfeited	(9,662,674)
Number of shares, ending balance	34,054,713	0
Weighted- Average Grant Date Fair Value, beginning balance	$ 0
Weighted- Average Grant Date Fair Value, granted	4.56
Weighted- Average Grant Date Fair Value, vested	4.98
Weighted- Average Grant Date Fair Value, forfeited	3.93
Weighted- Average Grant Date Fair Value, ending balance	$ 4.72	$ 0